Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventory
Process material stockpiles	$ 3,147	$ 3,016
Concentrate inventory	6,830	4,230
Materials and supplies	5,936	4,950
Inventories	$ 15,913	$ 12,196